Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 5 – Discontinued Operations

Prior to the reverse acquisition, Graymark committed to a plan to divest of or close certain sleep diagnostic and sleep therapy locations. The decision was based on a combination of the financial performance of the facilities and the shift in focus to the business model of Foundation. As a result of the pending closure or sale of these locations, the related assets, liabilities, results of operations and cash flows were classified as discontinued operations which were acquired by the Company in the reverse acquisition.

Under the plan, from July 2013 to October 2013, the Company closed or sold 24 sleep diagnostic locations including both IDTF and contracted locations in Georgia, Iowa, Kansas, Missouri, Nevada, Oklahoma and Texas and 5 sleep therapy locations in Iowa, Kansas, Nevada, Oklahoma and Texas.

As part of the reverse acquisition, the Company acquired the special charge liability of $475,570 related to the estimated closing costs resulting from the plan to sell or close the sleep diagnostic and therapy locations. For the nine month period ended September 30, 2014, the activity in the acquired accruals for restructuring charges established for lease termination costs were as follows:

Lease Termination Cost
Balance at December 31, 2013	$78,235
Adjustments	139,940
Cash Payments	(30,575)

Balance at September 30, 2014	$187,600

Adjustments to the special charge liability include changes to estimated settlements or other changes to the liabilities. Additional charges or adjustments may be recorded in future periods dependent upon the Company’s ability to sub-lease or otherwise mitigate future lease costs at closed facilities.

The operating results of the discontinued sleep diagnostic and therapy locations and the Company’s other discontinued operations for the nine month period ended September 30, 2014 are summarized below:

2014
Revenue	$123,728

Net loss before taxes	$(812,247)
Income tax benefit	191,424

Net loss from discontinued operations, net of tax	$(620,823)

The balance sheet items for discontinued operations are summarized below:

	September 30, 2014	December 31, 2013
Cash and cash equivalents	$—	$49,252
Accounts receivable, net of allowances	—	222,943
Inventories	—	1,893
Other current assets	174,964	244,541

Total current assets	174,964	518,629
Fixed assets, net	233,862	426,228
Other assets	150,000	150,000

Total non-current assets	383,862	576,228

Total assets	$558,826	$1,094,857

Payables and accrued liabilities	$1,188,224	$1,557,771
Short-term debt	—	3,994,932
Current portion of long-term debt	—	67,994

Total current liabilities	1,188,224	5,620,697
Long-term debt, net of current portion	—	9,969

Total liabilities	$1,188,224	$5,630,666

The Company’s borrowings and capital lease obligations included in discontinued operations are as follows:

	September 30, 2014	December 31, 2013
Short-term Debt
Arvest bank	$—	$3,994,932
Long-term Debt
Sleep center notes payable	—	28,723
Equipment capital leases	—	49,389

Total	—	78,112
Less: Current portion of long term debt	—	(68,143)

Long-term debt	$—	$9,969

On June 30, 2014, the Company completed a refinancing of substantially all its outstanding indebtedness through the execution of the SNB Credit Facility. The SNB Credit Facility includes a Term Loan in the amount of $27.5 million and a Revolving Loan in the amount of $2.5 million (see Note 7 – Borrowings and Capital Lease Obligations). A portion of the proceeds from the Term Loan were used to refinance the full amount of the Company’s indebtedness previously included in discontinued operations.

Note 6 – Discontinued Operations

Prior to the reverse acquisition, Graymark committed to a plan to divest of or close certain sleep diagnostic and sleep therapy locations. The decision was based on a combination of the financial performance of the facilities and the shift in focus to the business model of Foundation. As a result of the pending closure or sale of these locations, the related assets, liabilities, results of operations and cash flows were classified as discontinued operations which were acquired by the Company in the reverse acquisition.

Under the plan, from July 2013 to October 2013, Graymark closed or sold 24 sleep diagnostic locations including both IDTF and contracted locations in Georgia, Iowa, Kansas, Missouri, Nevada, Oklahoma and Texas and 5 sleep therapy locations in Iowa, Kansas, Nevada, Oklahoma and Texas.

As part of the reverse acquisition, the Company acquired the special charge liability of $475,570 related to the estimated closing costs resulting from the plan to sell or close the sleep diagnostic and therapy locations. From July 22, 2013 to December 31, 2013, the activity in the acquired accruals for restructuring charges established for lease termination and other exit costs were as follows:

	Lease Termination Costs	Other Exit Costs	Total
Acquired balance at July 22, 2013	$335,029	$140,542	$475,571
Adjustments	(172,686)	—	(172,686)
Cash payments	(84,108)	(140,542)	(224,650)

Balance at December 31, 2013	$78,235	$—	$78,235

Additional charges may be recorded in future periods dependent upon the Company’s ability to sub-lease or otherwise mitigate future lease costs at closed facilities.

The operating results of the discontinued sleep diagnostic and therapy locations and the Company’s other discontinued operations from July 22, 2013 to December 31, 2013 are summarized below:

July 22 to December 31, 2013
Revenues	$877,362

Net loss before taxes	$(1,353,609)
Income tax benefit	514,371

Net loss from discontinued operations, net of tax	$(839,238)

The balance sheet items for discontinued operations are summarized below:

December 31, 2013
Cash and cash equivalents	$49,252
Accounts receivable, net of allowances	222,943
Inventories	1,893
Other current assets	244,541

Total current assets	518,629

Fixed assets, net	426,228
Other assets	150,000

Total noncurrent assets	576,228

Total assets	$1,094,857

Payables and accrued liabilities	$1,557,771
Short term debt	3,994,932
Current portion of long-term debt	67,994

Total current liabilities	5,620,697

Long-term debt	9,969

Total liabilities	$5,630,666

The Company’s borrowings and capital lease obligations included in discontinued operations as of December 31, 2013 is as follows:

	Rate(1)	Maturity Date	December 31, 2013
Short-term Debt
Senior bank debt	6%	Apr. 2014	$3,994,932

Long-term Debt
Sleep center notes payable	6%	Nov. 2014	$28,723
Equipment capital leases	8%	Jan. 2015	49,389

Total			78,112
Less: Current portion of long-term debt			(68,143)

Long-term debt			$9,969

(1)	Effective rate as of December 31, 2013

At December 31, 2013, future maturities of long-term debt included in discontinued operations were as follows:

Twelve months ended December 31,
2014	$68,143
2015	9,969
2016	—
2017	—
2018	—
Thereafter	—

On July 22, 2013, the Company’s subsidiaries, SDC Holdings, LLC and ApothecaryRx, LLC (collectively the “Borrowers”), the Company and Mr. Stanton Nelson (the “Guarantor” and the Company’s chief executive officer) entered into a Second Amended and Restated Loan Agreement (the “New Loan Agreement”) and an Amended and Restated Promissory Note (the “New Note”) with Arvest Bank. The Company, Borrowers, Guarantor and other guarantors previously entered into the Amended and Restated Loan Agreement dated effective December 17, 2010, as amended by the First Amendment to Loan Agreement dated January 1, 2012, the Second Amendment to Loan Agreement dated effective June 30, 2012, and the Third Amendment to Loan Agreement dated effective October 12, 2012 (the “Prior Agreement”). Under the Prior Agreement, the Company and Borrowers were indebted to Arvest Bank under the Amended and Restated Promissory Note, in the original principal amount of $15,000,000 dated June 30, 2010 and the Second Amended and Restated Promissory Note, in the original principal amount of $30,000,000, dated June 30, 2010 (the “Prior Notes”). Arvest Bank, the Company, the Borrowers and the Guarantor have agreed to restructure the loan evidenced by the Prior Notes and the Prior Agreement. As of December 31, 2013, the outstanding principal amount of the New Note was $9,994,932.

On July 22, 2013, in conjunction with the New Loan Agreement with Arvest Bank, the Company entered into a Participation Agreement with Arvest Bank in which we purchased a $6,000,000 participation in the New Note from Arvest Bank in exchange for 1,333,333 shares of the Company’s common stock. The Company purchased the participation in the last $6,000,000 of the principal amount due under the Arvest credit facility. The Company’s participation in the note is eliminated against the New Note in the long-term debt table shown above.

The New Loan Agreement and New Note were entered into on the same date as and in conjunction with the reverse acquisition. As such, the New Note is included in the opening balance sheet in the reverse acquisition accounting (see Note 4 – Reverse Acquisition).

The New Note is collateralized by substantially all of the assets of the Borrowers and the personal guaranty of the Guarantor which is limited to $2,919,000. The note bears interest at the greater of the prime rate or 6.0% and provided the Borrowers are not in default, the Borrowers are required to make monthly payments of interest only. The entire unpaid principal balance and all accrued and unpaid interest thereon will be due and payable on December 31, 2013. Additionally, the New Note is subject to certain financial covenants including a debt service coverage ratio (“DSR”) covenant of not less than 1.25 to 1. Arvest Bank has waived the DSR and other financial covenant requirements through April 30, 2014, which is the maturity date of the New Note.